Segment reporting	12 Months Ended
Dec. 31, 2023
Segment reporting
Segment reporting

5.          Segment reporting

Segment information is presented consistently with the internal reports provided to the Senior management team, consisting of the chief executive officer, the chief financial officer and other executives, and which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company’s operating segments, and making the Company’s strategic decisions.

In reviewing the operational performance of the Company and allocating resources, the CODM reviews selected items of the statement of profit or loss and of comprehensive income, based on relevant financial data for each of the Company’s operating segments, represented by the Company’s main lines of service from which it generates revenue, as follows:

●Digital education undergraduate courses
●Continuing education courses
●On-campus undergraduate courses

Segment performance is primarily evaluated based on net revenue and on adjusted earnings before interest, tax, depreciation and amortization (Adjusted EBITDA). The Adjusted EBITDA is calculated as operating profit plus depreciation and amortization plus interest received on late payments of monthly tuition fees and adjusted by the elimination of effects from share-based compensation plus/ minus exceptional expenses. General and administrative expenses (except for intangible assets’ amortization and impairment expenses), finance results (other than interest on tuition fees paid in arrears) and income taxes are managed on a Company’s consolidated basis and are not allocated to operating segments.

There were no inter-segment revenues in the years ended December 31, 2022 and 2021. There were no adjustments or eliminations in the profit or loss between segments.

The CODM do not make strategic decisions or evaluate performance based on geographic regions. Currently, the Company operates solely in Brazil and all the assets, liabilities and results are allocated in Brazil.

a)          Measures of performance

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
Year Ended December 31,	courses	courses	courses	Total allocated
2023
Net revenue	1,414,508	101,830	446,187	1,962,525
Adjusted EBITDA	576,524	53,769	212,938	843,231
% Adjusted EBITDA margin	40.76%	52.80%	47.72%	42.97%

2022
Net revenue	998,220	68,058	251,068	1,317,346
Adjusted EBITDA	387,373	38,085	99,447	524,905
% Adjusted EBITDA margin	38.81%	55.95%	39.61%	39.84%

2021
Net revenue	531,716	52,460	46,971	631,147
Adjusted EBITDA	188,936	26,898	22,103	237,937
% Adjusted EBITDA margin	35.53%	51.27%	47.06%	37.70%

The total of the reportable segments net revenues represents the Company’s net revenue. A reconciliation of the Company’s loss before taxes to the allocated Adjusted EBITDA is shown below:

	Year Ended
	December 31,
	2023	2022	2021
Income/(expenses) before taxes	95,989	1,119	49,406
(+) Financial result	305,575	199,871	29,359
(+) Depreciation and amortization	212,658	150,951	54,479
(+) Interest on tuition fees paid in arrears	24,079	26,545	17,456
(+) Share-based compensation plan	(9,389)	(6,010)	14,728
(+) Other income (expenses), net	8,453	2,320	(65)
(+) Restructuring expenses	26,846	24,948	10,098
(+) M&A and Offering Expenses (i)	54,078	28,310	6,975
(+) Unallocated Operational expenses	124,942	96,851	55,501
Adjusted EBITDA allocated to segments	843,231	524,905	237,937

(i)	M&A and Offering Expenses for the year ended December 31, 2023 includes unallocated remuneration of R$ 33,879 (R$ 18,231 for the year ended December 31, 2022) regarding Unicesumar business combination.

b)          Other profit and loss disclosure

	Digital
	education	Continuing	On-campus
	undergraduate	education	undergraduate
Year Ended December 31,	courses	courses	courses	Unallocated	Total
2023
Net impairment losses on financial assets	234,613	17,580	11,348	-	263,541
Depreciation and amortization	94,157	3,893	92,565	22,044	212,658
Interest on tuition fees paid in arrears	20,570	1,205	2,304	-	24,079

2022
Net impairment losses on financial assets	155,931	8,026	23,577	-	187,534
Depreciation and amortization	87,623	2,542	51,019	9,767	150,951
Interest on tuition fees paid in arrears	18,498	961	7,086	-	26,545

2021
Net impairment losses on financial assets	90,063	15,666	4,960	-	110,689
Depreciation and amortization	37,226	1,563	8,972	6,718	54,479
Interest on tuition fees paid in arrears	14,199	725	2,532	-	17,456